Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Operating Costs [Line Items]
Wages and salaries		£ 4,223	£ 4,128	£ 3,684
Social security costs		461	477	398
Other pension costs		624	521	494
Share-based payment expense		84	57	58
Total staff costs		5,392	5,183	4,634
Own work capitalised		(798)	(813)	(720)
Net staff costs		4,594	4,370	3,914
Net indirect labour costs		315	399	304
Net labour costs		4,909	4,769	4,218
Payments to telecommunications operators		2,306	2,653	2,183
Property and energy costs		1,285	1,202	1,024
Network operating and IT costs		963	983	644
TV programme rights charges		763	714	544
Other operating costs		6,234	6,298	4,023
Other operating income		(222)	(185)	(215)
Amortisation of intangible assets		1,123	1,118	621
Internal cost		20,339	20,892	15,397
Operating costs before specific items include the following:
Leaver costs		50	86	109
Research and development expenditure		632	638	574
Operating lease charges		732	692	441
Foreign currency gains			(12)	(1)
Government grants		(3)	(5)	(6)
Owned Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Owned assets		2,381	2,382	2,000
Finance Leased Property Plant and Equipment [Member]
Disclosure Of Operating Costs [Line Items]
Owned assets		10	10	10
Before Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Internal cost		19,752	19,944	15,052
Specific Items [Member]
Disclosure Of Operating Costs [Line Items]
Internal cost	[1]	£ 587	£ 948	£ 345

[1]	a For a definition of specific items, see page 209. An analysis of specific items is provided in note 8.